FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Interest expense	$ (577)	$ (510)	$ (715)
Interest income	281	400	570
Accretion of defined benefit obligations and other long term liabilities	(309)	(202)	(243)
Net foreign exchange gain/(loss)	256	(565)	(48)
Other	(360)	(297)	(423)
Total	(709)	(1,174)	(859)
Non-cash market-to-market loss		$ 83
Interest expense on bonds	$ 101		$ 66